Other current assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2014	December 31, 2013
Reimbursable amounts due from customers	18.5	19.8
Mobilization revenue receivable - short-term	42.0	16.6
Favorable contracts to be amortized - short-term	40.5	—
Deferred charges – short term portion	7.6	7.7
Prepaid expenses	11.2	10.1
Other	18.6	0.5
Total other current assets	138.4	54.7